SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of reserve for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at beginning of period	$ 406	$ 428
Additions to allowance for credit losses	228	433
Cash receipts	(126)	0
Write offs	(83)	(455)
Balance at end of period	$ 425	$ 406